Schedule of Investments
May 31, 2023 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 83.92%

Banks - 5.69%
Bank OZK	4,600	159,068
Cathay General Bancorp	5,100	149,124
East West Bancorp, Inc.	3,600	172,260
First Interstate Bancsystem, Inc. Class A	5,500	121,275
Heartland Financial USA, Inc.	4,500	124,155
NMI Holdings, Inc. (2)	10,900	274,135
South State Corp.	2,200	137,544
Washington Federal, Inc.	6,000	156,060

		1,293,621

Captial Goods - 11.52%
A.O. Smith Corp.	2,700	172,638
AGCO Corp.	1,000	110,280
Applied Industrial Technologies, Inc.	1,400	172,144
AZZ, Inc.	3,700	129,167
Crane Holdings, Inc.	1,700	123,522
Cummins, Inc.	800	163,528
Curtiss-Wright Corp.	1,100	173,866
EMCOR Group, Inc.	1,800	296,712
Franklin Electric Co., Inc.	2,100	191,016
Huntington Ingalls Industries, Inc,	700	140,966
John Bean Technologies Corp.	1,800	191,898
L3Harris Technologies, Inc.	700	123,144
Masco Corp.	3,100	149,792
Myr Group, Inc. (2)	1,400	178,500
Nordson Corp.	700	152,551
Stanley Black & Decker, Inc.	2,000	149,940

		2,619,664

Chemicals - 1.91%
Celanese Corp.	1,800	187,236
Eastman Chemical Co.	3,200	246,688

		433,924

Commercial & Professional Services - 0.75%
Republic Services, Inc.	1,200	169,956

Consumer Durables & Apparel - 2.47%
Helen of Troy Ltd. (Bermuda) (2)	2,100	202,188
PulteGroup, Inc.	3,300	218,064
Whirlpool Corp.	1,100	142,219

		562,471

Consumer Services - 3.27%
Cracker Barrel Old Country Store, Inc.	2,200	215,644
Dine Brands Global, Inc.	3,000	179,490
Service Corp. International	2,900	184,469
Yum China Holdings, Inc. (China)	2,900	163,734

		743,337

Containers & Packaging - 1.32%
Amcor PLC (Switzerland)	14,400	138,816
Sonoco Products Co.	2,700	161,622

		300,438

Diversified Financials - 2.08%
Cboe Global Markets, Inc.	1,400	185,388
Lazard Ltd. Class A (Bermuda)	4,500	129,105
SEI Investments Co. (2)	2,800	158,424

		472,917

Electric Utilities - 2.41%
Hawaiian Electric Industries, Inc.	3,900	140,049
OGE Energy Corp.	3,000	105,840
Otter Tail Corp.	2,400	178,104
PPL Corp.	4,700	123,140

		547,133

Energy Equipment & Services - 0.89%
Halliburton Co.	7,100	203,415

Food & Staples Retailing - 0.72%
The Kroger Co.	3,600	163,188

Food, Beverage & Tobacco - 2.95%
Archer-Daniels Midland Co.	2,400	169,560
Darling Ingredients, Inc. (2)	2,300	145,774
Ingredion, Inc.	1,700	177,820
Tyson Foods, Inc. Class A	3,500	177,240

		670,394

Gas Utilities - 0.44%
UGI Corp.	3,600	100,692

Healthcare Equipment & Services - 5.80%
Baxter International, Inc.	4,200	171,024
Cardinal Health, Inc.	2,500	205,750
DaVita, Inc. (2)	2,200	206,074
InMode Ltd. (Isreal) (2)	4,800	151,536
Molina Healthcare, Inc. (2)	700	191,730
The Ensign Group, Inc.	2,200	194,942
Universal Health Services, Inc. Class B	1,500	198,195

		1,319,251

Insurance - 4.64%
Aflac, Inc.	2,700	173,367
American Equity Investment Life Holding Co. (2)	4,000	157,800
Everest Re Group Ltd. (Bermuda)	500	170,010
The Hanover Insurance Group, Inc.	1,400	156,044
The Hartford Financial Services Group, Inc.	3,600	246,672
The Travelers Cos., Inc.	900	152,316

		1,056,209

Life Science & Diagnostics - 0.56%
Revvity, Inc.	1,100	126,852

Media & Entertainment - 1.71%
Paramount Global Class B	5,900	89,739
Sciplay Corp. Class A (2)	10,100	195,839
Warner Music Group Corp. Class A	4,200	102,690

		388,268

Metals & Mining - 2.58%
Agnico Eagle Mines Ltd. (Canada)	3,178	161,379
Barrick Gold Corp.	8,800	148,544
Ternium SA ADR	7,400	276,094

		586,017

Multi Utilities - 1.75%
Avista Corp.	3,000	124,050
DTE Energy Co.	1,000	107,600
MDU Resources Group, Inc.	5,700	166,326

		397,976

Oil, Gas & Consumable Fuels - 3.62%
California Resources Corp.	9,000	337,860
Devon Energy Corp.	3,300	152,130
ONEOK, Inc.	5,900	334,294

		824,284

Pharmaceuticals, Biotechnology & Life Science - 2.97%
Biogen, Inc. (2)	600	177,846
Incyte Corp. (2)	2,100	129,255
Jazz Pharmaceuticals PLC (Ireland) (2)	1,400	179,424
United Therapeutics Corp. (2)	900	188,766

		675,291

Retailing - 5.67%
Best Buy Co., Inc.	2,300	167,141
Dollar Tree, Inc. (2)	1,400	188,832
Ebay, Inc.	4,500	191,430
Genuine Parts Co.	1,900	282,967
MINISO Group Holding Ltd. Class A ADR (2)	14,800	224,960
Penske Automotive Group, Inc.	1,700	234,974

		1,290,304

Semiconductors & Semiconductor Equipment - 3.38%
Kulicke & Soffa Industries, Inc.	6,600	349,008
NXP Semiconductors NV (Netherlands)	1,200	214,920
Qorvo, Inc. (2)	2,100	204,246

		768,174

Software & Services - 6.43%
A10 Networks, Inc.	19,600	291,844
Amdocs Ltd.	2,400	226,008
Check Point Software Technology Ltd. (Israel) (2)	1,550	193,455
Fair Isaac Corp. (2)	300	236,301
Genpact Ltd. (Bermuda)	4,600	169,188
Leidos Holdings, Inc.	1,500	117,090
PagSeguro Digital Ltd. Class A (Brazil) (2)	22,900	227,855

		1,461,741

Technology Hardware & Equipment - 5.75%
Arrow Electronics, Inc. (2)	2,700	341,928
Cognex Corp.	4,300	236,328
Flex Ltd. (Singapore) (2)	10,700	271,673
TE Connectivity Ltd. (Switzerland)	1,600	195,968
Zebra Technologies Corp. Class A (2)	1,000	262,570

		1,308,467

Telecommunication Services - 0.40%
BCE, Inc.	2,000	90,200

Transportation - 1.67%
ArcBest Corp.	1,700	142,426
Landstar System, Inc.	1,350	236,763

		379,189

Water Utilities - 0.57%
American Water Works Co., Inc.	900	130,005

Total Common Stock	(Cost $ 17,746,315)	19,083,378

Real Estate Investment Trusts - 8.47%

Eastgroup Properties, Inc.	3,000	493,830
LTC Properties, Inc.	9,000	288,990
Mid-America Apartment Communities, Inc.	3,500	514,710
National Health Investors, Inc.	6,500	338,715
NNN REIT, Inc.	6,800	289,272

Total Real Estate Investment Trusts	(Cost $ 1,756,080)	1,925,517

Money Market Registered Investment Companies - 7.53%

Federated Hermes Government Obligations Fund - Institutional Class, 4.90% (3)	1,712,950	1,712,950

Total Money Market Registered Investment Companies	(Cost $ 1,712,950)	1,712,950

Total Investments - 99.92%	(Cost $ 21,215,345)	22,721,845

Other Assets Less Liabilities - 0.08%		18,697

Total Net Assets - 100.00%		22,740,542

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$22,721,845	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,721,845	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
ADR - American Depositary Receipt
PLC - Public Limited Company